Organization and Principal Activities	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities

Note 1. Organization and principal activities

INLIF Limited (the “Company”) is a holding company incorporated under the laws of the Cayman Islands on January 4, 2023. The Company owns 100% of the equity interests in Yunfei Enterprise Limited (“Yunfei BVI”), a company incorporated under the laws of the British Virgin Islands on January 30, 2023. Yunfei BVI owned 100% of the equity interests in Juli Enterprise Limited (“Juli HK”), a company incorporated under the laws of Hong Kong, the People’s Republic of China (the “PRC” or “China”), on March 8, 2023.

Juli HK owns 100% of the equity interests in Fujian INLIF Technology Co., Ltd (“Fujian INLIF”), a company incorporated in the PRC on April 21, 2023. Fujian INLIF is a wholly foreign-owned entity. Fujian INLIF owns 94% of the equity interests in Ewatt Robot Equipment Co., Ltd. (“Ewatt”), a company incorporated in the PRC on September 28, 2016.

Fanqi Enterprise Limited (“Fanqi HK”), a company incorporated under the laws of Hong Kong, China, on December 30, 2022, owns 6% of the equity interests in Ewatt, and Fanqi HK is 100% owned by Yunfei BVI.

Prior to the reorganization of Ewatt, Ewatt was 40% owned by Mr. Wenzao Huang, 40% owned by Mr. Xiaolong Chen and 20% owned by Mr. Yunjun Huang on incorporation.

Ewatt owned 100% of the equity interests in Suzhou Ewatt Intelligent Equipment Co., Ltd (“Suzhou Ewatt”), a company incorporated in the PRC on December 20, 2020, which was dissolved on December 20, 2022.

On February 6, 2023, the three individual shareholders (Mr. Wenzao Huang, Mr. Xiaolong Chen, and Mr. Yunjun Huang) of Ewatt agreed to transfer 11.75% and 1% the equity interests of Ewatt to Mr. Jinliang Xu and Fanqi HK, respectively. All shareholders agreed with Fanqi HK acquiring additional 5% equity interests of Ewatt on June 16, 2023.

The five shareholders of Ewatt became the shareholders of the Company on September 6, 2023, and these shareholders owns 100% of the equity interests in the Company (the “Controlling Shareholders”).

Since the Company and its subsidiaries are effectively controlled by the same Controlling Shareholders, they are considered under common control. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Upon completion of the reorganizations mentioned above, the Company has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, the Cayman Islands, and the British Virgin Islands. Details of the Company and the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
The Company	January 4, 2023	Cayman	Parent	Holding company
Yunfei BVI	January 30, 2023	BVI	100	Holding company
Juli HK	March 8, 2023	Hong Kong, China	100	Holding company
Fanqi HK	December 30, 2022	Hong Kong, China	100	Holding company
Fujian INLIF	April 21, 2023	Nan’an, China	100	Holding company
Ewatt	September 28, 2016	Nan’an, China	100	Producing and selling manipulator arms and accessories